Property, Plant and Equipment - Schedule of Movement in Property, Plant and Equipment (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	R$ 4,191		R$ 3,715		R$ 3,256
Property plant and equipment, Beginning balance	3,715		3,256		2,411
Additions	583		584		1,006
Business Combination	117		87		70
Disposals - Assets classified as held for sale			(21)		(58)
Reversal of provision	(39)		(19)		(3)
Depreciation	(185)		(172)		(170)
Transfers / Capitalizations
Property plant and equipment, Ending balance	4,191		3,715		3,256
Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	3,042		2,059		2,049
Property plant and equipment, Beginning balance	2,059		2,049		2,031
Additions	1		3		1
Business Combination	117		87		70
Disposals - Assets classified as held for sale			(13)		(58)
Reversal of provision	(15)		(2)		(1)
Depreciation	(185)		(172)		(170)
Transfers / Capitalizations	1,065		107		176
Property plant and equipment, Ending balance	3,042		2,059		2,049
Investment property under construction or development [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	1,149		1,656		1,207
Property plant and equipment, Beginning balance	1,656		1,207		380
Additions	582		581		1,005
Business Combination
Disposals - Assets classified as held for sale			(8)
Reversal of provision	(24)		(17)		(2)
Depreciation
Transfers / Capitalizations	(1,065)		(107)		(176)
Property plant and equipment, Ending balance	1,149		1,656		1,207
Land [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	211	[1]	213	[1],[2]	214	[2],[3]
Property plant and equipment, Beginning balance	213	[1],[2]	214	[2],[3]	217	[3]
Additions		[1]	2	[2]		[3]
Business Combination		[1]		[2]		[3]
Disposals - Assets classified as held for sale				[2]	(2)	[3]
Reversal of provision		[1]	(1)	[2]		[3]
Depreciation	(2)	[1]	(3)	[2]	(3)	[3]
Transfers / Capitalizations		[1]	1	[2]	2	[3]
Property plant and equipment, Ending balance	211	[1]	213	[1],[2]	214	[2],[3]
Reservoirs, dams and watercourses [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	833		819		853
Property plant and equipment, Beginning balance	819		853		870
Additions
Business Combination
Disposals - Assets classified as held for sale			(7)		(22)
Reversal of provision			(1)
Depreciation	(68)		(80)		(79)
Transfers / Capitalizations	82		54		84
Property plant and equipment, Ending balance	833		819		853
Buildings Works and Improvements [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	240		212		227
Property plant and equipment, Beginning balance	212		227		233
Additions
Business Combination	4
Disposals - Assets classified as held for sale			(1)		(5)
Reversal of provision
Depreciation	(20)		(17)		(17)
Transfers / Capitalizations	44		3		16
Property plant and equipment, Ending balance	240		212		227
Machinery and equipment [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	1,752		808		748
Property plant and equipment, Beginning balance	808		748		706
Additions	1		1		1
Business Combination	113		87		70
Disposals - Assets classified as held for sale			(5)		(29)
Reversal of provision	(14)				(1)
Depreciation	(95)		(71)		(69)
Transfers / Capitalizations	939		48		70
Property plant and equipment, Ending balance	1,752		808		748
Vehicle [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	3		4		4
Property plant and equipment, Beginning balance	4		4		2
Additions
Business Combination
Disposals - Assets classified as held for sale
Reversal of provision	(1)
Depreciation			(1)		(2)
Transfers / Capitalizations			1		4
Property plant and equipment, Ending balance	3		4		4
Furniture and utensils [member]
IfrsStatementLineItems [Line Items]
Depreciation
Furniture and utensils [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	3		3		3
Property plant and equipment, Beginning balance	3		3		3
Additions
Business Combination
Disposals - Assets classified as held for sale
Reversal of provision
Depreciation
Transfers / Capitalizations
Property plant and equipment, Ending balance	3		3		R$ 3
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	10,011		9,324
Property plant and equipment, Beginning balance	9,324
Property plant and equipment, Ending balance	10,011		9,324
Gross carrying amount [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	8,862		7,668
Property plant and equipment, Beginning balance	7,668
Property plant and equipment, Ending balance	8,862		7,668
Gross carrying amount [member] | Investment property under construction or development [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	1,149		1,656
Property plant and equipment, Beginning balance	1,656
Property plant and equipment, Ending balance	1,149		1,656
Gross carrying amount [member] | Land [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	249		249
Property plant and equipment, Beginning balance	249
Property plant and equipment, Ending balance	249		249
Gross carrying amount [member] | Reservoirs, dams and watercourses [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	3,420		3,339
Property plant and equipment, Beginning balance	3,339
Property plant and equipment, Ending balance	3,420		3,339
Gross carrying amount [member] | Buildings Works and Improvements [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	1,140		1,095
Property plant and equipment, Beginning balance	1,095
Property plant and equipment, Ending balance	1,140		1,095
Gross carrying amount [member] | Machinery and equipment [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	4,023		2,951
Property plant and equipment, Beginning balance	2,951
Property plant and equipment, Ending balance	4,023		2,951
Gross carrying amount [member] | Vehicle [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	16		20
Property plant and equipment, Beginning balance	20
Property plant and equipment, Ending balance	16		20
Gross carrying amount [member] | Furniture and utensils [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	14		14
Property plant and equipment, Beginning balance	14
Property plant and equipment, Ending balance	14		14
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	(5,820)		(5,609)
Property plant and equipment, Beginning balance	(5,609)
Property plant and equipment, Ending balance	(5,820)		(5,609)
Accumulated depreciation and amortisation [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	(5,820)		(5,609)
Property plant and equipment, Beginning balance	(5,609)
Property plant and equipment, Ending balance	(5,820)		(5,609)
Accumulated depreciation and amortisation [member] | Investment property under construction or development [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value
Property plant and equipment, Beginning balance
Property plant and equipment, Ending balance
Accumulated depreciation and amortisation [member] | Land [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	(38)		(36)
Property plant and equipment, Beginning balance	(36)
Property plant and equipment, Ending balance	(38)		(36)
Accumulated depreciation and amortisation [member] | Reservoirs, dams and watercourses [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	(2,587)		(2,520)
Property plant and equipment, Beginning balance	(2,520)
Property plant and equipment, Ending balance	(2,587)		(2,520)
Accumulated depreciation and amortisation [member] | Buildings Works and Improvements [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	(900)		(883)
Property plant and equipment, Beginning balance	(883)
Property plant and equipment, Ending balance	(900)		(883)
Accumulated depreciation and amortisation [member] | Machinery and equipment [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	(2,271)		(2,143)
Property plant and equipment, Beginning balance	(2,143)
Property plant and equipment, Ending balance	(2,271)		(2,143)
Accumulated depreciation and amortisation [member] | Vehicle [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	(13)		(16)
Property plant and equipment, Beginning balance	(16)
Property plant and equipment, Ending balance	(13)		(16)
Accumulated depreciation and amortisation [member] | Furniture and utensils [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net value	(11)		(11)
Property plant and equipment, Beginning balance	(11)
Property plant and equipment, Ending balance	R$ (11)		R$ (11)

[1]	Certain land linked to concession agreements with no indemnity provision is depreciated over the concession period.
[2]	Certain land linked to concession agreements with no indemnity provision is depreciated over the concession period.
[3]	Certain land linked to concession agreements with no indemnity provision is amortized over the concession period.